CATHOLIC VALUES INVESTMENT TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Catholic Values Investment Trust (1933 Act File No. 333-17161) certifies (a) that the forms of prospectuses and statements of additional information dated September 10, 1997, used with respect to Catholic Values
Investment Trust Equity Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 2 "Amendment No. 2") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 2 was filed electronically with the Commission (Accession No. 0000715165-97-000041) on September 10, 1997.



CATHOLIC VALUES INVESTMENT TRUST



By:      /s/ Eric G. Woodbury
         --------------------------
             Eric G. Woodbury
             Assistant Secretary

Date:  September 11, 1997